Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Carrying Amount and Estimated Fair Value of Financial Instruments
The carrying value and the estimated fair values of financial instruments at December 31 consisted of the following:

	2019		2018
(DOLLARS IN THOUSANDS)	Carrying Value	Fair Value	Carrying Value	Fair Value
LEVEL 1
Cash and cash equivalents(1)	$606,823	$606,823	$634,897	$634,897
LEVEL 2
Credit facilities and bank overdrafts(2)	3,131	3,131	4,695	4,695
Derivatives
Derivative assets(3)	3,575	3,575	7,229	7,229
Derivative liabilities(3)	7,415	7,415	6,907	6,907
Long-term debt:(4)
2020 Notes	299,381	302,700	298,499	300,356
2021 Euro Notes	334,561	338,244	337,704	341,094
2023 Notes	299,004	305,580	298,698	293,017
2024 Euro Notes	558,124	586,825	564,034	584,129
2026 Euro Notes	890,183	945,306	899,886	909,439
2028 Notes	396,688	441,500	396,377	401,231
2047 Notes	493,571	526,106	493,151	446,725
2048 Notes	785,996	919,040	785,788	783,925
Term Loan(2)	239,621	240,000	349,163	350,000
Amortizing Notes(5)	82,079	84,430	125,007	127,879

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(1)	The carrying amount of cash and cash equivalents approximates fair value due to the short maturity of those instruments.
(2)
The carrying amount approximates fair value as the interest rate is reset frequently based on current market rates as well as the short maturity of those instruments.

Derivative Instruments Notional Amount Outstanding
The following table shows the notional amount of the Company’s derivative instruments outstanding as of December 31, 2019 and December 31, 2018:

	December 31,
(DOLLARS IN THOUSANDS)	2019	2018
Foreign currency contracts	$473,600	$585,581
Cross currency swaps	600,000	600,000

Derivative Instruments Measured at Fair Value
The following tables show the Company’s derivative instruments measured at fair value (Level 2 of the fair value hierarchy) as reflected in the Consolidated Balance Sheet as of December 31, 2019 and December 31, 2018:

	December 31, 2019
(DOLLARS IN THOUSANDS)	Fair Value of Derivatives Designated as Hedging Instruments	Fair Value of Derivatives Not Designated as Hedging Instruments	Total Fair Value
Derivative assets(a)
Foreign currency contracts	$1,310	$2,265	$3,575
Derivative liabilities(b)
Foreign currency contracts	797	2,431	3,228
Cross currency swaps	4,187	—	4,187
Total derivative liabilities	$4,984	$2,431	$7,415

	December 31, 2018
(DOLLARS IN THOUSANDS)	Fair Value of Derivatives Designated as Hedging Instruments	Fair Value of Derivatives Not Designated as Hedging Instruments	Total Fair Value
Derivative assets(a)
Foreign currency contracts	$4,122	$2,020	$6,142
Cross currency swaps	1,087	—	1,087
Total derivative assets	5,209	2,020	7,229
Derivative liabilities(b)
Foreign currency contracts	$205	$6,702	$6,907
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(a)	Derivative assets are recorded to Prepaid expenses and other current assets in the Consolidated Balance Sheet.
(b)
Derivative liabilities are recorded as Other current liabilities in the Consolidated Balance Sheet.

Derivative Instruments Which Were Not Designated as Hedging Instruments
The following table shows the effect of the Company’s derivative instruments which were not designated as hedging instruments in the Consolidated Statement of Income and Comprehensive Income for the years ended December 31, 2019 and December 31, 2018:

(DOLLARS IN THOUSANDS)	Amount of Gain (Loss) For the year ended December 31,		Location of Gain (Loss) Recognized in Income on Derivative
	2019	2018
Foreign currency contracts	$557	$1,999	Other (income) expense, net
Deal contingent swaps
Foreign currency contracts	—	12,154	Other income, net
Interest rate swaps	—	352	Interest expense
	$557	$14,505

Derivative Instruments Designated as Cash Flow and Net Investment Hedging Instruments
The following table shows the effect of the Company’s derivative instruments designated as cash flow and net investment hedging instruments, net of tax, in the Consolidated Statement of Income and Comprehensive Income for the years ended December 31, 2019 and December 31, 2018 (in thousands):

(DOLLARS IN THOUSANDS)	Amount of Gain (Loss) Recognized in OCI on Derivative (Effective Portion)		Location of Gain (Loss) Reclassified from AOCI into Income (Effective Portion)	Amount of Gain (Loss) Reclassified from AOCI into Income (Effective Portion)
	For the years ended December 31,			For the years ended December 31,
	2019	2018		2019	2018
Derivatives in Cash Flow Hedging Relationships:
Foreign currency contracts	$(3,535)	$14,220	Cost of goods sold	$8,504	$(6,203)
Interest rate swaps (1)	857	864	Interest expense	(857)	(864)
Derivatives or debt instruments in Net Investment Hedging Relationships:
Foreign currency contracts	—	(518)	N/A	—	—
2024 Euro Notes	5,440	20,539	N/A	—	—
2021 Euro Notes & 2026 Euro Notes	11,969	30,390	N/A	—	—
Total	$14,731	$65,495		$7,647	$(7,067)
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(1)
Interest rate swaps were entered into as pre-issuance hedges